Note 6 - Blanket Mine Indigenization Transaction (Details Textual) - USD ($) $ in Thousands				2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Nov. 05, 2018	Jun. 23, 2017	Feb. 20, 2012	Apr. 30, 2013	Feb. 28, 2013	Sep. 30, 2012	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Jun. 30, 2018	Jun. 22, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests			51.00%				51.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent			$ 30,090
Non-controlling interest, non-refundable donation			$ 1,000
Dividend loans, Percentage of dividend as payment of interest		80.00%	80.00%
Proportion of dividends declared accruing unconditionally			20.00%
Borrowings, interest rate		7.25%
Total borrowings							$ 2,471		$ 5,960		$ 1,486				$ 2,987
Percentage of net assets recognised as NCI			16.20%				16.20%
Borrowings, adjustment to interest rate basis														10.00%
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		$ 806							$ 14	[1]	$ 835	[1]
Cash advances on dividend loans				$ 1,000	$ 1,000	$ 2,000
Femiro [Member]
Statement Line Items [Line Items]
Proportion of ownership interest acquired	15.00%
Number of instruments or interests issued or issuable for cancellation of loan	727,266
Shares issued or issuable, price per share	7.15
Femiro [Member] | Facilitation loan [member]
Statement Line Items [Line Items]
Total borrowings													$ 11,467
NIEEF [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests			16.00%				16.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent			$ 11,740
Proportion of ownership interest sold			16.00%
Non-controlling interests recognised, dividends declared accruing unconditionally			20.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans			80.00%
Fremiro [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests			15.00%				15.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent			$ 11,010
Proportion of ownership interest sold			15.00%
Non-controlling interests recognised, dividends declared accruing unconditionally			20.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans			80.00%
BETS [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests							10.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent			$ 7,340
Proportion of ownership interest sold			10.00%
Community Trust [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests			10.00%				10.00%
Proportion of ownership interest sold			10.00%
Non-controlling interests recognised, dividends declared accruing unconditionally			100.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans			80.00%
Non-controlling interests recognised, dividends declared accruing unconditionally employee participation			20.00%
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	64.00%						49.00%	[2]	49.00%	[2]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	Refer to Note 6, for the effective shareholding. NCI has a 16.2% interest in cash flows of Blanket only.